Pensions and Post-Employment Benefits - Summary of Significant Assumptions Used in the Determination of the Benefit Obligation (Detail) - Defined Benefit Obligation [Member]	Dec. 31, 2018	Dec. 31, 2017
Mexico [member]
Disclosure of defined benefit plans [line items]
Discount rates	10.80%	9.30%
Rate of return on plan assets	10.80%	9.30%
Rate of salary increases	4.00%	4.00%
United States [member]
Disclosure of defined benefit plans [line items]
Discount rates	4.50%	3.90%
Rate of return on plan assets	4.50%	3.90%
Rate of salary increases	0.00%	0.00%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Discount rates	2.90%	2.40%
Rate of return on plan assets	2.90%	2.40%
Rate of salary increases	3.30%	3.20%
Top of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	1.30%	1.30%
Rate of return on plan assets	1.30%	1.30%
Rate of salary increases	2.30%	1.50%
Bottom of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	7.50%	6.30%
Rate of return on plan assets	7.50%	6.30%
Rate of salary increases	6.00%	6.00%